Average Annual Total Returns - Administrative Class - PIMCO Global Diversified Allocation Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative Since Inception	Administrative Inception Date	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	4.15%	7.78%	5.88%	Apr. 30, 2012	13.31%	9.34%	8.10%